Basis of Presentation (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of quantitative information for financial instruments
The following table presents quantitative information as at
October
31, 2023, which includes financial instruments that referenced remaining CDOR and BA rate settings, or are demand facilities that will be subject to remediation to amend the benchmark interest rate. The quantitative information as at October 31, 2022, which includes financial instruments that referenced remaining USD LIBOR settings due to mature after June 30, 2023, or after June 28, 2024 for remaining CDOR and BA rate settings, or are demand facilities that will be subject to remediation to amend the benchmark interest rate. Changes in our holdings of financial instruments during fiscal 2023 reduced our exposure to transition risks since adoption of these Phase 2 amendments. In the ordinary course of business, our exposures may continue to fluctuate with no significant impact expected on our IBOR conversion plans.

(Canadian $ in millions)	CDOR	CDOR	USD LIBOR (7)
	2023	2022	2022
Non-derivative assets (1)	44,370	37,101	48,162
Non-derivative liabilities (1)	4,584	4,583	3,335
Derivative notional amounts (2)(3)	1,779,140	1,554,518	1,870,472
Authorized and committed loan commitments (4)(5)(6)	55,548	26,106	90,797

(1)	All amounts are presented based on contractual amounts outstanding with the exception of securities, recorded in non-derivative assets, which are presented based on carrying value.
(2)
Notional amounts represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(3)
Includes certain cross-currency swap positions where both the pay and receive legs currently reference an IBOR. For those derivatives, the table above includes the notional amounts for both the pay and receive legs in the relevant columns aligning with the IBOR exposure.

(4)
Excludes personal lines of credit and credit cards that are unconditionally cancellable at our discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(5)
Includes loan commitments where our customers have the option to draw from their facility in multiple currencies. Amounts drawn will be subject to prevailing IBORs for the foreign currency, including those that are in scope of IBOR reform.

(6)	Commitments also include backstop liquidity facilities provided by the bank to external parties.
(7)	As at October 31, 2023, BMO had transitioned all exposure to USD LIBOR settings to ARRs .